Investment Securities - Schedule of Analysis of Net Gain on Sale of Investment Securities (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2017 CAD ($)
Disclosure of financial assets [line items]
Impairment losses	$ 19 [1]
Equity securities [member]
Disclosure of financial assets [line items]
Impairment losses	14
Other debt securities [member]
Disclosure of financial assets [line items]
Impairment losses	$ 5

[1]	In 2017, impairment losses were comprised of $14 from equity securities and $5 from other debt securities.